EMPLOYEE STOCK PLANS (Tables)	12 Months Ended
Sep. 27, 2019
Share-based Payment Arrangement [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
The table below summarizes the effect of recording share-based compensation expense and for the option component of the employee stock purchase plan shares:

	Fiscal Year
(In millions)	2019	2018	2017
Cost of revenues	$1.2	$1.3	$0.9
Research and development	2.2	1.8	1.5
Selling, general and administrative (1)	8.3	6.9	6.0
Total share-based compensation expense	$11.7	$10.0	$8.4
(1) Includes allocated share-based compensation of $0.8 million for fiscal year 2017 and represents charges by Varian to the Company for certain Varian employees who provided general and administrative services on the Company’s behalf.

Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions
The Company utilized the Black-Scholes valuation model for estimating the fair value of stock options granted and the option component of ESPP grants. The Company calculated the fair value of option grants and option component of ESPP grants on the respective dates of grant using the following weighted average assumptions:

	Employee Stock Option Plan			Employee Stock Purchase Plans
	Fiscal Year			Fiscal Year
	2019	2018	2017	2019	2018	2017
Expected term (in years)	4.6	4.8	4.2	0.5	0.5	0.5
Risk-free interest rate	2.5%	2.6%	1.6%	2.5%	2.0%	1.0%
Expected volatility	33.9%	31.8%	23.6%	43.9%	34.1%	28.0%
Expected dividend	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Weighted average fair value at grant date	$10.19	$11.57	$8.08	$7.81	$8.92	$7.81

Schedule of Share-based Compensation, Stock Options, Activity
The following table summarizes the activity for stock options under Varex’s employee incentive plans for the Company’s employees:

(In thousands, except per share amounts and the remaining term)	Options	Price range	Weighted Average Exercise Price	Weighted Average Remaining Term (in years)	Aggregate Intrinsic Value (1)
Outstanding at September 28, 2018	2,011	$22.63 — $37.60	$30.35
Granted	297	$31.42 — $31.42	31.42
Canceled, expired or forfeited	(4)	$31.08 — $31.08	31.08
Exercised	(35)	$22.84 — $27.77	23.38
Outstanding at September 27, 2019	2,269	$22.63 — $37.60	$30.60	4.1	$1,220.3
Exercisable at September 27, 2019	1,477	$22.63 — $37.60	$29.67	3.4	$1,220.3
(1) The aggregate intrinsic value represents the total pre-tax intrinsic value, which is computed based on the difference between the exercise price and the closing price of Varex common stock of $28.28 as of September 27, 2019, the last trading date of the Company's respective fiscal years, and which represents the amount that would have been received by the option holders had all option holders exercised their options and sold the shares received upon exercise as of that date.

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity
The following table summarizes the activity for restricted stock units, restricted stock awards and deferred stock units under Varex’s employee incentive plans for the Company’s employees:

(In thousands, except per share amounts)	Number of Shares	Weighted Average Grant-Date Fair Value
Balance at September 28, 2018	641	$33.60
Granted	288	31.29
Vested	(201)	31.56
Canceled or expired	(50)	34.13
Balance at September 27, 2019	678	$33.18